Quarterly Holdings Report
for
Fidelity® Europe Fund
January 31, 2024
EUR-NPRT1-0324
1.813067.119
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 1.2%
Glencore PLC	1,298,200	6,868,721
Belgium - 1.7%
Azelis Group NV	1,200	24,796
KBC Group NV	49,200	3,215,748
UCB SA	72,500	6,840,020
TOTAL BELGIUM		10,080,564
China - 0.5%
Prosus NV	93,053	2,768,482
Denmark - 8.1%
Novo Nordisk A/S Series B	330,500	37,777,628
Tryg A/S	310,100	6,633,552
Vestas Wind Systems A/S (a)	145,600	4,105,195
TOTAL DENMARK		48,516,375
Finland - 1.5%
Nordea Bank Abp	725,400	8,939,024
France - 21.0%
Air Liquide SA	78,180	14,630,089
Airbus Group NV	58,700	9,350,082
ALTEN	2,000	310,809
AXA SA	257,500	8,643,073
BNP Paribas SA	121,200	8,142,721
Capgemini SA	38,400	8,598,568
Danone SA	68,500	4,563,719
Dassault Aviation SA	30,500	5,784,717
Dassault Systemes SA	60,800	3,151,768
Edenred SA	69,600	4,168,511
EssilorLuxottica SA	9,000	1,773,104
L'Oreal SA	29,200	13,973,787
LVMH Moet Hennessy Louis Vuitton SE	24,900	20,718,268
Pernod Ricard SA	10,700	1,763,432
TotalEnergies SE	306,207	19,865,354
TOTAL FRANCE		125,438,002
Germany - 12.2%
Deutsche Borse AG	33,700	6,711,006
Deutsche Telekom AG	274,900	6,748,198
DHL Group	84,000	4,041,472
Gerresheimer AG	28,500	2,922,915
Merck KGaA	29,900	4,905,861
MTU Aero Engines AG	21,900	5,057,708
Rheinmetall AG	13,800	4,843,957
RWE AG	153,700	5,702,336
SAP SE	108,600	18,814,574
SCHOTT Pharma AG & Co. KGaA	65,000	2,528,838
Scout24 AG (b)	82,000	6,063,202
Siemens Healthineers AG (b)	80,100	4,489,213
TOTAL GERMANY		72,829,280
Hong Kong - 0.7%
Prudential PLC	430,255	4,419,823
Ireland - 0.9%
Bank of Ireland Group PLC	553,900	5,093,653
Italy - 6.4%
Coca-Cola HBC AG	93,600	2,761,457
Davide Campari Milano NV	373,700	3,800,300
Ferrari NV (Italy)	16,000	5,597,161
FinecoBank SpA	291,635	4,232,732
Industrie de Nora SpA	120,000	1,895,980
Prada SpA	752,100	4,663,988
Prysmian SpA	68,000	3,012,257
Recordati SpA	148,000	8,205,107
UniCredit SpA	132,600	3,884,126
TOTAL ITALY		38,053,108
Netherlands - 6.4%
ASML Holding NV (Netherlands)	38,900	33,749,179
Heineken NV (Bearer)	40,400	4,064,058
Topicus.Com, Inc. (a)	7,400	572,427
TOTAL NETHERLANDS		38,385,664
Norway - 1.8%
Equinor ASA	203,700	5,829,302
Kongsberg Gruppen ASA	67,800	3,461,798
TGS ASA	176,583	1,734,391
TOTAL NORWAY		11,025,491
Spain - 0.7%
CaixaBank SA	915,500	3,903,686
Sweden - 7.4%
ASSA ABLOY AB (B Shares)	174,400	4,783,047
Evolution AB (b)	35,800	4,207,252
Haypp Group (a)	399,824	2,228,363
Hemnet Group AB	317,700	8,578,524
HEXPOL AB (B Shares)	227,700	2,616,877
Indutrade AB	190,500	4,655,115
Investor AB (B Shares)	340,300	8,040,990
Kry International AB (a)(c)(d)	406	18,038
Nordnet AB	218,000	3,441,780
Sandvik AB	277,200	5,825,608
TOTAL SWEDEN		44,395,594
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	66,540	9,883,491
Sika AG	15,150	4,182,279
UBS Group AG	41,230	1,241,749
TOTAL SWITZERLAND		15,307,519
United Kingdom - 19.7%
3i Group PLC	144,464	4,522,438
AstraZeneca PLC (United Kingdom)	167,700	22,233,137
B&M European Value Retail SA	459,000	3,016,648
Beazley PLC	343,000	2,366,854
Bunzl PLC	148,608	6,054,839
Compass Group PLC	295,813	8,147,806
Deliveroo PLC Class A (a)(b)	2,000,000	2,978,155
Diageo PLC	291,180	10,516,799
Direct Line Insurance Group PLC (a)	516,100	1,107,967
Endava PLC ADR (a)	36,300	2,568,951
Games Workshop Group PLC	17,800	2,234,364
Grainger Trust PLC	821,548	2,740,301
Hiscox Ltd.	288,617	3,800,291
JD Sports Fashion PLC	3,045,100	4,517,024
Judges Scientific PLC	10,902	1,271,082
London Stock Exchange Group PLC	55,300	6,255,208
Londonmetric Properity PLC	935,934	2,297,493
Oxford Instruments PLC	21,900	616,136
RELX PLC (London Stock Exchange)	360,918	14,896,556
Safestore Holdings PLC	211,769	2,222,144
Sage Group PLC	601,100	8,973,698
Spirax-Sarco Engineering PLC	14,000	1,775,107
Vistry Group PLC	192,600	2,453,024
TOTAL UNITED KINGDOM		117,566,022
United States of America - 5.1%
Experian PLC	111,457	4,639,107
Nestle SA (Reg. S)	179,350	20,437,041
Sanofi SA	52,800	5,287,683
TOTAL UNITED STATES OF AMERICA		30,363,831
TOTAL COMMON STOCKS (Cost $478,676,735)		583,954,839

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (a)(c)(d)	3,852	437,308
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	2,345	144,578
TOTAL PREFERRED STOCKS (Cost $2,072,807)		581,886

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $5,794,105)	5,792,947	5,794,105

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $486,543,647)	590,330,830
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,903,093
NET ASSETS - 100.0%	596,233,923

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,737,822 or 3.0% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $599,924 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,563,237	35,833,183	34,602,315	58,862	-	-	5,794,105	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,636,857	513,499	3,150,356	338	-	-	-	0.0%
Total	7,200,094	36,346,682	37,752,671	59,200	-	-	5,794,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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